Fair Value Hierarchy (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Hierarchy [Abstract]
Schedule of Financial Assets Measured at Fair Value on a Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2025 and 2024:

	December 31, 2025
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$1,894	$1,894	$-	$-
Short term deposits	3,861	3,861	-	-
Restricted cash	366	366	-	-
Short term RAIN digital assets	24,272	24,272	-	-
Long term RAIN digital assets	582,508	582,508	-	-
RAIN Option	1,708,789	-	1,708,789	-
Total financial assets	$2,321,690	$612,901	$1,708,789	$-

	December 31, 2024
(in thousands)	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$3,301	$3,301	$-	$-
Short term deposits	20,195	20,195	-	-
Restricted cash	430	430	-	-
Total financial assets	$23,926	$23,926	$-	$-

Schedule of Changes in Expected Volatility on the Fair Value of the RAIN Option

Accordingly, the following sensitivity analysis illustrates the impact of reasonably possible changes in expected volatility on the fair value of the RAIN Option.

Change in Volatility	Increase (Decrease) in Fair Value (in thousands)
+10%	$1,912,186
-10%	$(1,507,270)
+20%	$2,117,162
-20%	$(1,308,015)